UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2021

Date of reporting period: September 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

SouthernSun Small Cap Fund

SouthernSun U.S. Equity Fund

ANNUAL REPORT	SEPTEMBER 30, 2021

Investment Adviser: SouthernSun Asset Management.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-Port (Form N-Q for filings prior to March 31, 2020) within sixty days after period end. The Funds’ Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021
(UNAUDITED)

SHAREHOLDER LETTER

Dear Fellow Shareholders,

You may recall the concerns we expressed earlier this year regarding congestion across the value chain. We suggested that it was always going to be a challenge, no matter how technologically advanced things had become, when entire economies are shuttered, partially opened, partially or fully shuttered, then re-opened, etc., it was never just going to be a smooth, upwardly sloping ramp back to “normal.” And irrespective of one’s vision about the future of commerce - where one might believe that people only leisure and robots do all the work - at this very moment in time, and for now, people (labor) matter. Whatever the reasons for the shortages, whether labor, base commodities, or finished goods, turning off the tap at the source was always going to create a vacuum that disrupts the normal flow of goods and services, and oh by the way, once it does begin to flow, there tends to be lots of sediment that has been trapped in the line for years that must come out first before it runs clear. To continue the analogy, every waterline is not the same length and they have not been maintained to the same standards so the condition they are in before they are shut at the source will create very different outcomes once reopened. Alright, enough with the waterpipes. So, what might this mean to the marketplace in general and then more specifically as it relates to our portfolio companies?

Well, in part, we are seeing many of the natural consequences associated with pent up demand surging whilst suppliers of goods and services try to keep up with limited tools to adapt quickly enough. When coupled with a mostly predictable inflating circle, due in no small part to self-inflicted wounds on the policy front in our opinion, we can expect a widespread belief that, in general, growth expectations will need to come down along with margins. This is inherently going to add to investor nervousness as many companies and the analysts’ who follow them revise revenue and earnings projections downward for the near to intermediate term. Equally, increased domestic and global inflation conversation will no doubt help facilitate broader market selling from time to time.

Just consider... what was once wide consensus, even at the fed et al, that this (inflation/supply chain disruption/labor shortage, etc.) was “transitory” has steadily become a revised consensus that it may be a “longer transition”. By the way, whether those who make up the consensus wish to admit it or not, altering the terms essentially permits the purveyor to extend the concept well beyond most accepted historical definitions of “transitory” so as to not be proved wrong at some point in the future. The fact is more likely that no one really knows how long it may take to normalize.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021
(UNAUDITED)

Given the myriad of variables, from the lingering impacts of COVID to the variety of choices being made on how to move forward politically and corporately, one could easily and reasonably posit a wide array of scenarios. For example, when coupled with meaningful numbers of permanent exits from the labor force, if we are in a new commodity inflation super cycle like 2004 and/or if China is slow walking goods to retaliate for aggressive trade policies, we could be in for a very long and painful stretch. Now wait for it, the classic macro caveat, “on-the-other-hand” if herd immunity plus vaccines allow for steady de-bottlenecking of ports via meaningful uptake in over the road transportation and full operational capacity returns to egg, meat, and dairy supply, as well as our industrial supporting cast then it would not be out of reason to suggest that, although not transitory, the system could be operating with adequate levels of efficiency sometime next year. You might guess that although we feel there is some value in laying out a range of outcomes to help set a rational backdrop – we do so with the experience that people and markets are not always rational.

Having read the preceding, you quite possibly came away with the proverbial goose egg or maybe you are more confused than when we began. There is some method to the madness.

When there are strong divergent views about big issues, we have been reasonably successful because we are sorting the headlines through the lens of specific businesses, not the other way around. In truth, in times just like these, we believe our close-to-the-ground research is of significant value in muffling the noise. As we have mentioned in previous quarters, we have been out in the field visiting portfolio companies as well as prospective businesses for the better part of the past twelve months with ever increasing levels of activity this calendar year. Virtually all our portfolio companies are feeling ongoing workforce challenges, to varying degrees, even if only due to continued COVID related concerns. Most have not been immune to supply disruptions but again most, we believe, appear to be adapting reasonably well up to this point. This by no means suggests that there are not wide-spread negative impacts from inflated input costs and transportation bottlenecks. There are and will likely continue for some time. Of note, for decades we have taken a somewhat irksome soapbox stance on security of supply matters across all value chains. It continues to be rather remarkable to us in some ways how variability of technological adoption is so easily ignored, and an almost blind faith based on discrete system sophistication continues to create significant issues.

For us to take advantage of the chaos, it is important for us to understand what specific issues each of our businesses face, where they are impacted the most, and how they are not only mitigating negative influences but identifying and taking advantage of unique opportunities. Just as was the case at the onset of the

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021
(UNAUDITED)

pandemic and lockdown, we believe the time we have spent face-to-face, over years in many cases, with management teams affords us with excellent contextual insight when internally debating each company’s value to your portfolio.

Our new idea pipeline is healthy, and of the companies moving through the due diligence process, we are generally pleased with quality and price. As we continue to seek the very best long term investment opportunities amid a storm that shows little signs of abating soon, we appreciate your confidence in our team.

FUND UPDATE

The SouthernSun Small Cap Fund (Class N) returned +46.63% over the trailing-twelve-months, as of September 30, 2021, versus the Russell 2000®, which returned +47.68% and the Russell 2000® Value, which returned +63.92%, over the same period. Please note that this Fund has multiple share classes.

The SouthernSun U.S. Equity Fund (Class N) returned +43.95% over the trailing-twelve-months, as of September 30, 2021, versus the Russell 2500™, which returned +45.03% and the Russell 2500™ Value, which returned +54.38%, over the same period. Please note that this Fund has multiple share classes.

CMC Materials, Inc. (CCMP), was the leading detractor in the Small Cap Fund and the U.S. Equity Fund on an absolute basis over the trailing-twelve-months. CCMP is a niche dominant supplier of critical consumable materials used in the highly complex process of semiconductor manufacturing, reduced their full year guidance by ~5% as inventory level readjustments by their distributors in China resulted in lower than-expected slurry sales, and higher material and logistics costs dampened margins. Management believes the inventory adjustments are a near term re-set and the long-term growth outlook in China remains firmly intact; they are also taking various actions to offset cost headwinds, including raising pricing. The near-term headwinds have not materially impacted our appraisal of the business, and we continue to believe the long-term growth trajectory of semiconductor markets will be the primary driver of value over time.

Darling Ingredients, Inc. (DAR) the world’s leading producer of sustainable natural ingredients for use in Food, Feed and Fuel, was the leading contributor in the Small Cap Fund and the U.S. Equity Fund on an absolute basis over the trailing-twelve-months with an impressive performance during Q2 2021 resulting in a combined adjusted EBITDA of $353.7 million with the global Ingredients business contributing a record EBITDA of $221.7 million for the quarter. The company also achieved record EBITDA per gallon for Diamond Green Diesel, and both renewable diesel expansion

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021
(UNAUDITED)

projects in Norco, LA and Port Arthur, TX are ahead of schedule. While the company’s price may have experienced some volatility due to speculation around environmental regulation and government infrastructure spending, we spent time with the team in Dallas this quarter and believe management continues to execute the playbook and will drive organic growth and strong returns in the coming quarters and years.

In the SouthernSun Small Cap Fund, over the trailing one-year, we fully exited eight names: Ovintiv Inc. (OVV), Trinity Industries (TRN), Inc, NIC, Inc. (EGOV), Aegion Corp. (AEGN), Broadridge Financial Solutions, Inc. (BR), Cass Information Systems, Inc. (CASS), Extended Stay America, Inc. (STAY), and Frontdoor, Inc. (FTDR), and we initiated four new positions: Cass Information Systems, Inc. (CASS), CMC Materials, Inc., Malibu Boats, Inc. (MBUU), and Univar Solutions USA, Inc. (UNVR).

In the SouthernSun U.S. Equity Fund, over the trailing one-year, we fully exited seven names: Ovintiv Inc. (OVV), Trinity Industries, Inc. (TRN), Knowles Corp. (KN), Hanesbrands Inc. (HBI), SEI Investments Co. (SEIC), Centene Corp. (CNC) and Extended Stay America, Inc. (STAY), and we initiated two new positions Armstrong World Industries, Inc. (AWI) and CMC Materials, Inc. (CCMP).

We thank you for your continued trust in our ability to help you reach your investment goals.

As always,

Michael Cook	Phillip Cook

CEO and Co-Chief Investment Officer	Co-Chief Investment Officer and Principal
SouthernSun Asset Management

SouthernSun Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021
(UNAUDITED)

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021
(UNAUDITED)

Definition of the Comparative Indices

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500® Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
SEPTEMBER 30, 2021 (UNAUDITED)

Comparison of Change in the Value of a $10,000 Investment in the SouthernSun Small Cap Fund, Class N Shares versus the Russell 2000® Index and Russell 2000® Value Index

Average Annual Total Return for the Period Ended September 30, 2021(1)
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Annualized Inception to Date
SouthernSun Small Cap Fund, Class N Shares	46.63%	10.44%	10.26%	11.54%	10.16%
SouthernSun Small Cap Fund, Class I Shares †	47.00%	10.72%	10.53%	11.83%	12.86%
Russell 2000® Index	47.68%	10.54%	13.45%	14.63%	10.02%
Russell 2000® Value Index	63.92%	8.58%	11.03%	13.22%	10.43%

(1) On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund. Inception date of the Small Cap Predecessor Fund’s Class N and Class I was October 1, 2003 and September 30, 2009, respectively.

† The graph is based on Class N Shares only. Performance for Class I Shares would be different due to differences in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 6.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
SEPTEMBER 30, 2021 (UNAUDITED)

Comparison of Change in the Value of a $10,000 Investment in the SouthernSun U.S. Equity Fund, Class N Shares versus the Russell 2500® Index and Russell 2500® Value Index

Average Annual Total Return for the Period Ended September 30, 2021(1)
	1 Year Return	3 Year Return	5 Year Return	Annualized Inception to Date
SouthernSun U.S. Equity Fund, Class N Shares	43.95%	9.00%	8.14%	8.74%
SouthernSun U.S. Equity Fund, Class I Shares †	44.29%	9.27%	8.41%	9.02%
Russell 2500® Index	45.03%	12.47%	14.25%	13.66%
Russell 2500® Value Index	54.38%	8.87%	10.49%	11.61%

(1) On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund. Inception date of the U.S. Equity Predecessor Fund was April 10, 2012.

† The graph is based on Class N Shares only. Performance for Class I Shares would be different due to differences in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 6.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
SEPTEMBER 30, 2021

SECTOR WEIGHTINGS (Unaudited) †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK ** — 96.2%

	Shares	Value
CONSUMER DISCRETIONARY — 26.2%
Dorman Products *	138,575	$13,118,895
Malibu Boats, Cl A *	163,124	11,415,417
Murphy USA	72,127	12,063,962
Polaris	109,527	13,106,001
Terminix Global Holdings *	247,757	10,324,034
Thor Industries	145,235	17,829,049

		77,857,358

CONSUMER STAPLES — 16.1%
Darling Ingredients *	286,216	20,578,930
MGP Ingredients	230,296	14,992,270
Sanderson Farms	63,938	12,033,132

		47,604,332

HEALTH CARE — 3.3%
Hill-Rom Holdings	64,658	9,698,700

INDUSTRIALS — 32.9%
AGCO	90,108	11,040,933
Brink’s	246,776	15,620,921
Clean Harbors *	76,832	7,980,540
Crane	147,352	13,970,443
Dycom Industries *	230,847	16,445,540
Enerpac Tool Group, Cl A	402,009	8,333,647
Timken	202,553	13,251,017

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
SEPTEMBER 30, 2021

COMMON STOCK — (continued)
	Shares	Value
INDUSTRIALS — (continued)
Univar Solutions *	460,178	$10,961,440

		97,604,481

INFORMATION TECHNOLOGY — 6.9%
Belden	187,765	10,939,189
CMC Materials	78,130	9,627,960

		20,567,149

MATERIALS — 10.8%
Ingevity *	150,391	10,733,406
Koppers Holdings *	252,962	7,907,592
Stepan	119,550	13,501,977

		32,142,975

TOTAL COMMON STOCK
(Cost $217,735,861)		285,474,995

TOTAL INVESTMENTS— 96.2%
(Cost $217,735,861)		$285,474,995

Percentages are based on Net Assets of $296,808,649.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl - Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
SEPTEMBER 30, 2021

SECTOR WEIGHTINGS (Unaudited) †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK ** — 94.8%

	Shares	Value
CONSUMER DISCRETIONARY — 21.2%
Murphy USA	14,965	$2,503,046
Polaris	19,981	2,390,926
Terminix Global Holdings *	42,359	1,765,100
Thor Industries	28,300	3,474,108

		10,133,180

CONSUMER STAPLES — 7.1%
Darling Ingredients *	47,098	3,386,346

FINANCIALS — 3.5%
First Horizon	101,754	1,657,572

HEALTH CARE — 2.2%
Molina Healthcare *	3,765	1,021,482

INDUSTRIALS — 44.7%
AGCO	13,494	1,653,420
Armstrong World Industries	24,140	2,304,646
Brink’s	44,586	2,822,294
Clean Harbors *	14,513	1,507,465
Crane	23,703	2,247,281
Dycom Industries *	35,627	2,538,068
IDEX	5,893	1,219,556
Timken	33,666	2,202,430
Univar Solutions *	115,904	2,760,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
SEPTEMBER 30, 2021

COMMON STOCK — (continued)

	Shares	Value
INDUSTRIALS — (continued)
Watsco	7,879	$2,084,941

		21,340,934

INFORMATION TECHNOLOGY — 12.5%
Broadridge Financial Solutions	14,954	2,491,935
CMC Materials	12,895	1,589,051
Western Union	93,265	1,885,818

		5,966,804

MATERIALS — 3.6%
Westrock	34,560	1,722,125

TOTAL COMMON STOCK
(Cost $30,404,044)		45,228,443

TOTAL INVESTMENTS— 94.8%
(Cost $30,404,044)		$45,228,443

Percentages are based on Net Assets of $47,714,224.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. Equity Fund

Assets:
Investments, at Value (Cost $217,735,861 and $30,404,044)	$285,474,995	$45,228,443
Cash	7,909,753	2,510,974
Receivable for Investment Securities Sold	3,516,084	–
Receivable for Capital Shares Sold	457,870	17,834
Dividend and Interest Receivable	25,519	24,847
Reclaim Receivable	2,927	792
Other Prepaid Expenses	21,618	20,894

Total Assets	297,408,766	47,803,784

Liabilities:
Payable for Capital Shares Redeemed	302,015	7,151
Payable to Investment Adviser	145,572	23,012
Payable to Administrator	24,262	81
Chief Compliance Officer Fees Payable	2,343	377
Shareholder Servicing Fees Payable	25,800	14,684
Distribution Fees Payable, Class N Shares	9,959	1,223
Payable to Trustees	73	12
Payable for Printing Fees	–	8,630
Payable for Transfer Agent Fees	10,545	8,323
Payable for Audit Fees	39,624	17,388
Other Accrued Expenses and Other Payables	39,924	8,679

Total Liabilities	600,117	89,560

Net Assets	$296,808,649	$47,714,224

Net Assets Consist of:
Paid-in Capital	$200,294,726	$28,108,822
Total Distributable Earnings	96,513,923	19,605,402

Net Assets	$296,808,649	$47,714,224

Class N Shares:
Net Assets	$41,131,464	$4,991,465
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,321,294	290,540

Net Asset Value, Offering and Redemption Price Per Share	$31.13	$17.18

Class I Shares:
Net Assets	$255,677,185	$42,722,759
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	8,026,847	2,494,819

Net Asset Value, Offering and Redemption Price Per Share	$31.85	$17.12

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
FOR THE YEAR ENDED
SEPTEMBER 30, 2021

STATEMENTS OF OPERATIONS

	Small Cap Fund(1)	U.S. Equity Fund(1)

Investment Income:
Dividends	$3,564,577	$894,254
Interest	2,134	267
Income received from securities lending	1,224	1,603

Total Investment Income	3,567,935	896,124

Expenses:
Investment Advisory Fees	2,018,613	362,618
Administration Fees	307,684	56,668
Trustees’ Fees	17,865	3,499
Chief Compliance Officer Fees	6,306	1,878
Shareholder Servicing Fees	203,130	34,642
Distribution Fees, Class N Shares	104,850	14,047
Registration and Filing Fees	69,789	59,505
Legal Fees	58,025	10,234
Audit Fees	51,403	17,859
Transfer Agent Fees	41,705	32,612
Printing Fees	35,944	12,437
Custodian Fees	13,067	8,503
Other Expenses	23,397	7,330

Total Expenses	2,951,778	621,832

Less:
Waiver of Investment Advisory Fees	(113,936)	(77,805)

Net Expenses	2,837,842	544,027

Net Investment Income	730,093	352,097

Net Realized Gain on:
Investments	29,488,537	7,239,369
Net Change in Unrealized Appreciation on:
Investments	53,736,514	8,887,691

Net Realized and Unrealized Gain	83,225,051	16,127,060

Net Increase in Net Assets Resulting from Operations	$83,955,144	$16,479,157

(1)

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity (the “U.S. Equity Predecessor Fund”) were reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”) and the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”), respectively. Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund and U.S. Equity Predecessor Fund, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2021(1)	Year Ended September 30, 2020
Operations:
Net Investment Income	$730,093	$221,284
Net Realized Gain on Investments	29,488,537	728,048
Net Change in Unrealized Appreciation (Depreciation) on Investments	53,736,514	(1,667,764)

Net Increase (Decrease) in Net Assets Resulting From Operations	83,955,144	(718,432)

Distributions:
Class N Shares	(91,798)	(2,169,967)
Class I Shares	(549,072)	(6,062,517)

Total Distributions	(640,870)	(8,232,484)

Capital Share Transactions:
Class N Shares	2,546,280	3,760,411
Issued
Reinvestment of Distributions	90,612	2,112,804
Redeemed	(7,862,375)	(11,941,576)

Net Class N Shares Transactions	(5,225,483)	(6,068,361)

Class I Shares
Issued	73,914,224	62,719,675
Reinvestment of Distributions	518,526	5,567,569
Redeemed	(23,620,021)	(29,782,247)

Net Class I Shares Transactions	50,812,729	38,504,997

Net Increase in Net Assets From Capital Share Transactions	45,587,246	32,436,636

Total Increase in Net Assets	128,901,520	23,485,720

Net Assets:
Beginning of Year	167,907,129	144,421,409

End of Year	$296,808,649	$167,907,129

Shares Transactions:
Class N Shares
Issued	92,693	197,912
Reinvestment of Distributions	3,344	89,110
Redeemed	(268,325)	(576,664)

Total Class N Shares Transactions	(172,288)	(289,642)

Class I Shares
Issued	2,516,347	3,010,584
Reinvestment of Distributions	18,740	230,350
Redeemed	(771,945)	(1,496,555)

Total Class I Shares Transactions	1,763,142	1,744,379

Net Increase in Shares Outstanding From Share Transactions	1,590,854	1,454,737

(1)

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2021(1)	Year Ended September 30, 2020
Operations:
Net Investment Income	$352,097	$469,366
Net Realized Gain on Investments	7,239,369	8,731,687
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,887,691	(7,123,091)

Net Increase in Net Assets Resulting From Operations	16,479,157	2,077,962

Distributions:
Class N Shares	(19,817)	(70,397)
Class I Shares	(249,076)	(955,671)

Total Distributions	(268,893)	(1,026,068)

Capital Share Transactions:
Class N Shares
Issued	178,202	35,781
Reinvestment of Distributions	19,520	69,789
Redeemed	(1,669,492)	(2,666,531)

Net Class N Shares Transactions	(1,471,770)	(2,560,961)

Class I Shares
Issued	3,389,192	3,285,844
Reinvestment of Distributions	237,437	911,161
Redeemed	(9,910,805)	(50,446,686)

Net Class I Shares Transactions	(6,284,176)	(46,249,681)

Net Decrease in Net Assets From Capital Share Transactions	(7,755,946)	(48,810,642)

Total Increase (Decrease) in Net Assets	8,454,318	(47,758,748)

Net Assets:
Beginning of Year	39,259,906	87,018,654

End of Year	$47,714,224	$39,259,906

Shares Transactions:
Class N Shares
Issued	10,376	3,259
Reinvestment of Distributions	1,320	5,327
Redeemed	(104,205)	(231,019)

Total Class N Shares Transactions	(92,509)	(222,433)

Class I Shares
Issued	200,286	314,387
Reinvestment of Distributions	16,141	69,928
Redeemed	(625,776)	(4,211,691)

Total Class I Shares Transactions	(409,349)	(3,827,376)

Net Decrease in Shares Outstanding From Share Transactions	(501,858)	(4,049,809)

(1)

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year

	Class N Shares

	Year Ended September 30, 2021^	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017(1)
Net Asset Value, Beginning of Year	$21.28	$22.59		$25.59		$25.79		$21.16

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.01	(0.01)(2)		0.00(2)(3)		(0.05)(2)		(0.04)(2)
Net Realized and Unrealized Gain (Loss)	9.90	(0.02)		(2.10)		(0.15)		4.67

Total from Investment Operations	9.91	(0.03)		(2.10)		(0.20)		4.63

Dividends and Distributions:
Net Investment Income	—	(0.01)		—		—		—
Net Realized Gains	(0.06)	(1.27)		(0.90)		—		—

Total Dividends and Distributions	(0.06)	(1.28)		(0.90)		—		—

Net Asset Value, End of Year	$31.13	$21.28		$22.59		$25.59		$25.79

Total Return	46.63%†	(0.72)%(2)(4)		(7.46)%(2)(4)		(0.78)%(2)(4)		21.88%(2)(4)

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$41,132	$31,784		$40,279		$60,916		$110,092
Ratio of Net Expenses to Average Net Assets	1.25%	1.25%		1.24%	(5)	1.21%	(5)	1.21%	(5)
Ratio of Gross Expenses to Average Net Assets (6)	1.30%	1.25%		1.24%		1.21%		1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05%	(0.05)%	(2)	0.02%	(2)	(0.20)%	(2)	(0.19)%	(2)
Portfolio Turnover Rate	45%	25%		29%		20%		21%

^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been off set.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(3)	Less than $0.005 per share.
(4)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(5)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2019, 2018, and 2017.
(6)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year

	Class I Shares

	Year Ended September 30, 2021^	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017(1)
Net Asset Value, Beginning of Year	$21.73	$23.04		$26.02		$26.16		$21.46

Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.04(2)		0.06(2)		0.01(2)		0.01(2)
Net Realized and Unrealized Gain (Loss)	10.10	(0.01)		(2.14)		(0.15)		4.74

Total from Investment Operations	10.20	0.03		(2.08)		(0.14)		4.75

Dividends and Distributions:
Net Investment Income	(0.02)	(0.07)		—		—		(0.05)
Net Realized Gains	(0.06)	(1.27)		(0.90)		—		—

Dividends and Distributions	(0.08)	(1.34)		(0.90)		—		(0.05)

Net Asset Value, End of Year	$31.85	$21.73		$23.04		$26.02		$26.16

Total Return	47.00%†	(0.45)%(2)(3)		(7.25)%(2)(3)		(0.54)%(2)(3)		22.19%(2)(3)

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$255,677	$136,123		$104,143		$173,188		$250,213
Ratio of Net Expenses to Average Net Assets	1.00%	1.00%		0.99%	(4)	0.96%	(4)	0.96%	(4)
Ratio of Gross Expenses to Average Net Assets (5)	1.04%	1.00%		0.99%		0.96%		0.96%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.20%	(2)	0.27%	(2)	0.05%	(2)	0.06%	(2)
Portfolio Turnover Rate	45%	25%		29%		20%		21%

^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(3)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(4)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2019, 2018, and 2017.
(5)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year

	Class N Shares

	Year Ended September 30, 2021^	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017(1)
Net Asset Value, Beginning of Year	$11.98	$11.90		$14.40		$14.09		$12.63

Income (Loss) from Investment Operations:
Net Investment Income*	0.09	0.07(2)		0.07(2)		0.02(2)		0.01(2)
Net Realized and Unrealized Gain (Loss)	5.17	0.14		(1.85)		0.29		1.47

Total from Investment Operations	5.26	0.21		(1.78)		0.31		1.48

Dividends and Distributions:
Net Investment Income	(0.06)	(0.13)		(0.05)		(0.00)(3)		(0.02)
Net Realized Gains	—	—		(0.67)		—		—

Total Dividends and Distributions	(0.06)	(0.13)		(0.72)		(0.00)(3)		(0.02)

Net Asset Value, End of Year	$17.18	$11.98		$11.90		$14.40		$14.09

Total Return	43.95%†	1.64%(2)(4)		(11.50)%(2)(4)		2.22%(2)(4)		11.71%(2)(4)

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$4,991	$4,588		$7,206		$8,516		$31,038
Ratio of Net Expenses to Average Net Assets	1.33%	1.32%	(5)	1.19%	(5)	1.19%	(5)	1.20%	(5)
Ratio of Gross Expenses to Average Net Assets (6)	1.49%	1.37%		1.25%		1.20%		1.20%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.60%	(2)	0.58%	(2)	0.17%	(2)	0.08%	(2)
Portfolio Turnover Rate	36%	11%		18%		46%		18%

^

On February 16, 2021, the AMG SouthernSun U.S. Equity (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”),. Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(3)	Less than ($0.005) per share.
(4)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(5)	Includes reduction from broker recapture amounting to 0.02%, 0.06%, 0.01%, for the fiscal years ended 2020, 2019, and 2018, respectively, and less than 0.01% for the fiscal year ended 2017.
(6)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year

	Class I Shares

	Year Ended September 30, 2021^	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017(1)
Net Asset Value, Beginning of Year	$11.94	$11.86		$14.44		$14.14		$12.67

Income (Loss) from Investment Operations:
Net Investment Income*	0.12	0.10(2)		0.10(2)		0.06(2)		0.04(2)
Net Realized and Unrealized Gain (Loss)	5.15	0.13		(1.87)		0.29		1.48

Total from Investment Operations	5.27	0.23		(1.77)		0.35		1.52

Dividends and Distributions:
Net Investment Income	(0.09)	(0.15)		(0.14)		(0.05)		(0.05)
Net Realized Gains	—	—		(0.67)		—		—

Total Dividends and Distributions	(0.09)	(0.15)		(0.81)		(0.05)		(0.05)

Net Asset Value, End of Year	$17.12	$11.94		$11.86		$14.44		$14.14

Total Return	44.29%†	1.86%(2)(3)		(11.27)%(2)(3)		2.46%(2)(3)		12.02%(2)(3)

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$42,723	$34,672		$79,813		$273,774		$770,603
Ratio of Net Expenses to Average Net Assets	1.08%	1.07%	(4)	0.94%	(4)	0.94%	(4)	0.95%	(4)
Ratio of Gross Expenses to Average Net Assets (5)	1.24%	1.12%		1.00%		0.95%		0.95%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.85%	(2)	0.81%	(2)	0.42%	(2)	0.33%	(2)
Portfolio Turnover Rate	36%	11%		18%		46%		18%

^

On February 16, 2021, the AMG SouthernSun U.S. Equity (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

*	Per share calculations were performed using average shares for the period.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
(2)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(3)	The total return is calculated using the published Net Asset Value as of fiscal year end.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND

(4)	Includes reduction from broker recapture amounting to 0.02%, 0.06%, 0.01%, for the fiscal years ended 2020, 2019, and 2018, respectively, and less than 0.01% for the fiscal year ended 2017.
(5)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the SouthernSun Funds (the “Funds”). The investment objective of each of the SouthernSun Small Cap Fund (the “Small Cap Fund”) and the SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”) is to seek to provide long-term capital appreciation. Each of the Small Cap Fund and the U.S. Equity Fund (collectively, the “Funds”) is classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Funds’ investment adviser. The Funds currently offer Class N and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I Shares. Effective May 31, 2019, U.S. Equity Fund Class C Shares were converted to Class N Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended September 30, 2021, Small Cap Fund and U.S. Equity Fund paid $307,684 and $56,668 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the year ended September 30, 2021, the Small Cap Fund and the U.S. Equity Fund paid $203,130 and $34,642 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year ended September 30, 2021, the Small Cap Fund and the U.S. Equity Fund paid $13,067 and $8,503 for these services, respectively.

Apex serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year ended September 30, 2021, the Small Cap Fund and the U.S. Equity Fund paid $41,705 and $32,612 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N and Class I Shares from exceeding certain levels as set forth below until January 31, 2022. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2022. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Accordingly, the contractual expense limitations for each Fund are as follows:

	Class N Shares	Class I Shares

Small Cap Fund	1.26%	1.01%
U.S. Equity Fund	1.34%	1.09%

At September 30, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Expiring 2024
Small Cap Fund	113,936
U.S. Equity Fund	46,551

6. Investment Transactions:

For the year ended September 30, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund
Purchases
U.S. Government	$-	$-
Other	157,676,064	16,268,014
Sales
U.S. Government	-	-
Other	112,934,301	25,269,604

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

During the year ended September 30, 2021, there were no permanent differences changed or credited to distributable earnings or paid-in-capital.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

The tax character of dividends and distributions declared during the years ended September 30, 2021 and September 30, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Fund
2021	$110,093	$530,777	$640,870
2020	354,136	7,878,348	8,232,484
U.S. Equity Fund
2021	268,893	-	268,893
2020	1,026,068	-	1,026,068

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund
Undistributed Ordinary Income	$3,637,510	$318,129
Undistributed Long-Term Capital Gains	27,167,662	4,911,070
Unrealized Appreciation	65,708,699	14,376,201
Other Temporary Differences	52	2

Net Distributable Earnings	$96,513,923	$19,605,402

During the year ended September 30, 2021, the U.S. Equity Fund utilized $1,635,556 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at September 30, 2021, were as follows:

	Federal Tax Cost*	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$219,766,296	$71,516,314	$(5,807,615)	$65,708,699
U.S. Equity Fund	30,852,242	15,290,748	(914,547)	14,376,201

* Federal tax cost is different from book cost primarily due to deferral of wash sale losses.

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

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SEPTEMBER 30, 2021

FOCUSED INVESTMENT RISK (Small Cap Fund and U.S. Equity Fund) - A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

FOREIGN COMPANY RISK (Small Cap Fund) - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) - Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK (Small Cap Fund and U.S. Equity Fund) - The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) - The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) - The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) - The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) - The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) - The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

INDUSTRIALS SECTOR RISK (Small Cap Fund and U.S. Equity Fund) - A Fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

9. Concentration of Shareholders:

At September 30, 2021, the percentage of total shares outstanding that were held by shareholders owning 10% or greater of the aggregate total shares outstanding of each Fund are shown below. These shareholders are comprised of omnibus accounts that are held on behalf of various shareholders.

	No. of Shareholders	% Ownership
SouthernSun Small Cap Fund, Class N Shares	2	74%
SouthernSun Small Cap Fund, Class I Shares	2	79%
SouthernSun U.S. Equity Fund, Class N Shares	3	67%
SouthernSun U.S. Equity Fund, Class I Shares	4	59%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated by the end of calendar year 2021 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund (two of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the “Funds”) as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2021, and each of the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 29, 2021

We have served as the auditor of one or more investment companies in SouthernSun Asset Management LLC or its predecessor since 2014.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7045 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

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THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

TRUSTEE AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES[2,3]
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
NICHELLE MAYNORD-ELLIOTT (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1 Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2 Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3 Trustees oversee 47 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

“Independent Trustees.” Mr. Doran is a Trustee who may be an “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-392-2626. The following chart lists Trustees and Officers as of September 30, 2021.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed -end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4 Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

ERIC C. GRIFFITH (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
MATTHEW M. MAHER (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

ANDREW METZGER (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
ALEXANDER F. SMITH (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) and Anit-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.
None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/01/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Small Cap Fund - Class N Shares
Actual Fund Return	$1,000.00	$956.10	1.25%	$6.13

Hypothetical 5% Return	1,000.00	1,018.80	1.25	6.33
Small Cap Fund - Class I Shares
Actual Fund Return	$1,000.00	$957.30	1.00%	$4.89

Hypothetical 5% Return	1,000.00	1,020.07	1.00	5.05
U.S. Equity Fund - Class N Shares
Actual Fund Return	$1,000.00	$957.60	1.33%	$6.53

Hypothetical 5% Return	1,000.00	1,018.40	1.33	6.73
U.S. Equity Fund - Class I Shares
Actual Fund Return	$1,000.00	$958.60	1.08%	$5.30

Hypothetical 5% Return	1,000.00	1,019.66	1.08	5.46

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a September 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a September 30 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2021, the Funds are designating the following items with regard to distributions paid during the period.

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)
Small Cap Fund	82.82%	17.18%	100.00%	99.82%
U.S. Equity Fund	0.00%	100.00%	100.00%	100.00%

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Small Cap Fund	100.00%	0.00%	0.00%	0.00%
U.S. Equity Fund	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS
SEPTEMBER 30, 2021

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

NOTES

NOTES

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

1- 866-392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-AR-001-0100

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021				2020
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$730,515	$0	$11,990		$581,815	$0	$607,218
(b)	Audit-Related Fees	$4,000	$0	$0		$4,000	$0	$0
(c)	Tax Fees	$0	$0	$90,000	(2)	$0	$0	$335,050
(d)	All Other Fees	$0	$0	$1,473		$0	$0	$15,941

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021				2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$48,940	None	None		None	None	None
(b)	Audit-Related Fees	None	None	None		None	None	None
(c)	Tax Fees	None	None	$2,660	(3)	None	None	None
(d)	All Other Fees	None	None	None		None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$60,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Tax Fees for UK Reporting Fund Status.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $91,473 and $350,991 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR §270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: December 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: December 9, 2021